Segment Information Financial Information Related to Company's Reportable Segments (Additional Information) (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015 Segment	Sep. 30, 2015 USD ($) Segment	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Segment Information [Line Items]
Number of reportable segments | Segment		7
Restructuring and impairment costs		$ 397	$ 324	$ 903
Equity income included in segment income		375	395	399
Gain (loss) on business divestitures - net		1,340	(111)	483
Power Solutions
Segment Information [Line Items]
Restructuring and impairment costs		11	16	36
Equity income included in segment income		$ 57	75	68
Building Efficiency
Segment Information [Line Items]
Number of reportable segments | Segment	4	3
Building Efficiency Products North America | Building Efficiency
Segment Information [Line Items]
Restructuring and impairment costs		$ 2	7	28
Equity income included in segment income		9	7	5
Building Efficiency Asia | Building Efficiency
Segment Information [Line Items]
Restructuring and impairment costs		7	4	5
Equity income included in segment income			21	2
Building Efficiency Rest of World | Building Efficiency
Segment Information [Line Items]
Restructuring and impairment costs		27	119	70
Equity income included in segment income		14	7	21
Seating | Automotive Experience
Segment Information [Line Items]
Restructuring and impairment costs		182	29	152
Equity income included in segment income		264	250	287
Interiors | Automotive Experience
Segment Information [Line Items]
Restructuring and impairment costs			130	560
Equity income included in segment income		$ 31	$ 35	$ 16